Accrued Liabilities and Other Payables	12 Months Ended
Dec. 31, 2020
Payables and Accruals [Abstract]
ACCRUED LIABILITIES AND OTHER PAYABLES

Note 8 – ACCRUED LIABILITIES AND OTHER PAYABLES

Accrued liabilities and other payables mainly consist of bonus payables, VAT and other taxes payables, and other accrued liabilities. Other accrued liabilities principally include accrued network rental expense in the telecommunication industry, unpaid travel expense, accrued professional service expense, and accrued employee welfares and benefits.

	December 31,
	2020	2019
Bonus payables	$4,841,040	$1,258,449
VAT and other taxes payables	1,802,577	830,795
Liability assumed in connection with acquisition of noncontrolling interest in HTCC	830,308	-
Other accrued liabilities	3,544,591	2,552,648
Total accrued liabilities and other payables	$11,018,516	$4,641,892